EMPLOYEE BENEFIT PLANS - Plan Asset Allocation (Details)	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	100.00%
Actual allocation	100.00%	100.00%
Fixed income securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	50.00%
Actual allocation	52.00%	48.00%
Equity securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	23.00%
Actual allocation	23.00%	27.00%
Other
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	27.00%
Actual allocation	25.00%	25.00%